Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Jun. 07, 2013
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	$ 1,415.9	$ 751.3
First Lien Term Loan [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	743.7	751.3	805.0
USD Incremental Loans [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	294.9
Tranche B Term Loan [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	129.0
Euro Tranche Term Loans [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	246.2
Other Debt [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	2.1
Successor [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Less: current portion debt	(15.1)
Total long-term debt	1,400.8
Successor [Member] | First Lien Term Loan [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	743.7
Successor [Member] | USD Incremental Loans [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	294.9
Successor [Member] | Tranche B Term Loan [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	129.0
Successor [Member] | Euro Tranche Term Loans [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	246.2
Successor [Member] | Other Debt [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt	2.1
Total debt	1,415.9
Predecessor [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Less: current portion debt		(8.0)
Total long-term debt		744.3
Predecessor [Member] | First Lien Term Loan [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt		751.3
Predecessor [Member] | Other Debt [Member]
Note 9 - Long-term Debt (Details) - Debt and Capital Lease Obligations [Line Items]
Secured debt		1.0
Total debt		$ 752.3